Derivative financial instruments - Composition of the operations to be settled that are part of the liability for hedging derivative instrument (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of derivative financial instruments [Line Items]
Fair value	$ (18,439)
Interest rate hedge
Disclosure of derivative financial instruments [Line Items]
Amount	275,000
Fair value	$ (2,635)
October 2022
Disclosure of derivative financial instruments [Line Items]
Amount	81,666
LIBOR of three months, Fixed interest rate (as a percent)	2.632%
Fair value	$ (785)
October 2022
Disclosure of derivative financial instruments [Line Items]
Amount	74,167
LIBOR of three months, Fixed interest rate (as a percent)	2.632%
Fair value	$ (712)
October 2022
Disclosure of derivative financial instruments [Line Items]
Amount	74,167
LIBOR of three months, Fixed interest rate (as a percent)	0.732%
Fair value	$ (706)
July 2022
Disclosure of derivative financial instruments [Line Items]
Amount	45,000
LIBOR of three months, Fixed interest rate (as a percent)	2.632%
Fair value	$ (432)